OPERATING SEGMENT (Tables)	6 Months Ended
Jul. 02, 2021
Operating Segments [Abstract]
Disclosure of operating segments

	Six Months Ended 2 July 2021			Six Months Ended 26 June 2020
	Europe	API	Total	Europe	API	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Revenue[1]	5,385	533	5,918	4,837	—	4,837
Operating profit (comparable)[1]	631	60	691	398	—	398
Including depreciation and amortisation (comparable)	(285)	(36)	(321)	(303)	—	(303)
Items impacting comparability[2]			(171)			(130)
Total reported operating profit			520			268
Total finance costs, net			(64)			(55)
Non-operating items			(1)			(2)
Profit before Tax			455			211
[1] If the acquisition of API had taken place at the beginning of the year, pro forma revenue and operating profit (comparable) for API for the six months ended 2 July 2021 would have been €1,589 million and €171 million, respectively.
[2] Items affecting the comparability of period-over-period financial performance including restructuring charges, acquisition and integration related costs, inventory fair value step up related to acquisition accounting and impact of the closure of the GB defined benefit pension scheme. Refer to pages 1 and 7 for further detail.
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Six Months Ended
	2 July 2021	26 June 2020
Revenue	€ million	€ million
Great Britain	1,192	1,026
Germany	1,091	1,014
Iberia[1]	1,069	917
France[2]	896	808
Belgium/Luxembourg	454	426
Netherlands	266	250
Norway	200	199
Sweden	179	162
Iceland	38	35
Australia	328	—
New Zealand and Pacific Islands	85	—
Indonesia and Papua New Guinea	120	—
Total revenue	5,918	4,837
[1] Iberia refers to Spain, Portugal & Andorra.
[2] France refers to continental France & Monaco.